General information	3 Months Ended
Jan. 31, 2023
Text Block [Abstract]
General information

Note 1 General information
Royal Bank of Canada and its subsidiaries (the Bank) provide diversified financial services including Personal & Commercial Banking, Wealth Management, Insurance and Capital Markets products and services on a global basis. Refer to Note 13 for further details on our business segments.
Our unaudited Interim Condensed Consolidated Financial Statements (Condensed Financial Statements) are presented in compliance with International Accounting Standard (IAS) 34
Interim Financial Reporting.
The Condensed Financial Statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with our audited 2022 Annual Consolidated Financial Statements and the accompanying notes included on pages 138 to 229 in our 2022 Annual Report. Unless otherwise stated, monetary amounts are stated in Canadian dollars. Tabular information is stated in millions of dollars, except as noted. On February 28, 2023, the Board of Directors authorized the Condensed Financial Statements for issue.